Assets and liabilities disposed (Detail: Text Values) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Assets and liabilities disposed
Total cash consideration received for dispositions of subsidiaries/businesses	€ 398	€ 129	€ 2,023
of which: in cash	€ 164	€ 129	€ 2,023